Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Interest Bearing Deposits
Following is a summary of interest-bearing deposits at December 31:

	2021	2020
NOW accounts	$205,362	$185,364
Savings and Money Market	311,686	286,937
Time:
In denominations of $250,000 or less	147,000	165,834
In denominations of more than $250,000	42,282	40,827
Total time deposits	189,282	206,661
Total interest-bearing deposits	$706,330	$678,962

Maturities of Time Deposits	Following is a summary of total time deposits by remaining maturity at December 31, 2021:
2022	$138,738
2023	41,386
2024	5,529
2025	1,329
2026	1,932
Thereafter	368
Total	$189,282